Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	GUINNESS ATKINSON FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000919160
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
Guinness Atkinson Alternative Energy Fund (Prospectus Summary) | Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAAEX
Guinness Atkinson Asia Focus Fund (Prospectus Summary) | Guinness Atkinson Asia Focus Fund | Guinness Atkinson Asia Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IASMX
Guinness Atkinson Asia Pacific Dividend Fund (Prospectus Summary) | Guinness Atkinson Asia Pacific Dividend Fund | Guinness Atkinson Asia Pacific Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAADX
Guinness Atkinson China & Hong Kong Fund (Prospectus Summary) | Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	ICHKX
Guinness Atkinson Global Energy Fund (Prospectus Summary) | Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GAGEX
Guinness Atkinson Global Innovators Fund (Prospectus Summary) | Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	IWIRX

Guinness Atkinson Alternative Energy Fund (Prospectus Summary) | Guinness Atkinson Alternative Energy Fund
Alternative Energy Fund
Investment Objective
The Alternative Energy Fund's investment objective is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Energy Fund:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson Alternative Energy Fund
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Alternative Energy Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Shareholder servicing plan fees	0.19%
All Other Expenses	0.57%
Other Expenses	0.76%
Total Annual Fund Operating Expenses	1.76%

For additional information about the Fund's expenses, please see Fund
Expenses, Redemption Fee, and Financial Highlights in the prospectus.

Example
This example is intended to help you compare the cost of investing in the
Alternative Energy Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guinness Atkinson Alternative Energy Fund	179	554	954	2,073

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.74% of the average value of its portfolio.

Principal Investment Strategies
The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of alternative energy companies (both U.S. and non-U.S.). Alternative energy companies include, but are not limited to companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and the various companies that provide the equipment and technologies that enable these sources to be tapped, used, stored or transported, including companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy. The Fund will not change this policy unless it gives shareholders at least 60 days notice. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The
Fund's concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund's assets in securities of all market capitalization companies and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets. Additional information on Principal Investment
Strategies can be found in the prospectus. Also see Additional Investment
Strategies and Risks in the Statement of Additional Information.

Principal Risks
U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the
Fund. You may lose money by investing in this Fund if any of the following occur:

   · Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy decline due to many factors, including international political developments, production and distribution policies of the OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries;

   · The Fund's focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund's assets were diversified among various sectors;

   · The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

   · The currencies that denominate any foreign holdings in the Fund decline in value against the U.S. dollar;

   · A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

   · Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund's foreign investments to decline;

   · The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

   · The Advisor's investment strategy does not achieve the Fund's objective or the
     Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the
Principal Risks and Risks of Investing in Our Funds in the
prospectus. You may also refer to the section Risk Factors and Special
Considerations in the Statement of Additional Information.

Performance
The annual returns bar chart demonstrates the risks of investing in the
Alternative Energy Fund by showing how the Fund's performance has varied from year to year. The table below also demonstrates these risks by showing how the
Fund's average annual returns compare with those of a broad-based securities market and three energy-sector indices, which more closely resemble the investments of the Fund. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund's website
www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was
33.55% (for the quarter ended June 30, 2009). The worst performance was -41.68%
(for the quarter ended December 31, 2008).

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Guinness Atkinson Alternative Energy Fund	Alternative Energy Fund Return Before Taxes		(21.90%)	(14.95%)	Mar 31, 2006
Guinness Atkinson Alternative Energy Fund After Taxes on Distributions	Alternative Energy Fund Return After Taxes on Distributions	[1]	(21.90%)	(15.37%)	Mar 31, 2006
Guinness Atkinson Alternative Energy Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	(14.24%)	(12.20%)	Mar 31, 2006
Guinness Atkinson Alternative Energy Fund MSCI World Energy Index	MSCI World Energy Index		12.79%	5.23%	Mar 31, 2006
Guinness Atkinson Alternative Energy Fund Wilderhill Clean Energy Index (ECO)	Wilderhill Clean Energy Index (ECO)		(4.75%)	(14.41%)	Mar 31, 2006
Guinness Atkinson Alternative Energy Fund Wilderhill New Energy Global Innovation Index (NEX)	Wilderhill New Energy Global Innovation Index (NEX)		(13.73%)	(4.04%)	Mar 31, 2006
Guinness Atkinson Alternative Energy Fund MSCI World Index	MSCI World Index		12.47%	1.82%	Mar 31, 2006
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Guinness Atkinson Alternative Energy Fund (Prospectus Summary) | Guinness Atkinson Alternative Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Alternative Energy Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Alternative Energy Fund's investment objective is long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Alternative Energy Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 24.74% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.74%
Operating Expense, Closing	ck0000919160_ExpenseClosingTextBlock
For additional information about the Fund's expenses, please see Fund
Expenses, Redemption Fee, and Financial Highlights in the prospectus.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the
Alternative Energy Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Alternative Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of alternative energy companies (both U.S. and non-U.S.). Alternative energy companies include, but are not limited to companies that generate power through solar, wind, hydroelectric, tidal wave, geothermal, biomass or biofuels and the various companies that provide the equipment and technologies that enable these sources to be tapped, used, stored or transported, including companies that create, facilitate or improve technologies that conserve or enable more efficient use of energy. The Fund will not change this policy unless it gives shareholders at least 60 days notice. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The
Fund's concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund's assets in securities of all market capitalization companies and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets. Additional information on Principal Investment
Strategies can be found in the prospectus. Also see Additional Investment
Strategies and Risks in the Statement of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the
Fund. You may lose money by investing in this Fund if any of the following occur:

   · Prices of energy (including traditional sources of energy such as oil, gas, or electricity) or alternative energy decline due to many factors, including international political developments, production and distribution policies of the OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries;

   · The Fund's focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund's assets were diversified among various sectors;

   · The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

   · The currencies that denominate any foreign holdings in the Fund decline in value against the U.S. dollar;

   · A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

   · Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund's foreign investments to decline;

   · The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

   · The Advisor's investment strategy does not achieve the Fund's objective or the
     Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the
Principal Risks and Risks of Investing in Our Funds in the
prospectus. You may also refer to the section Risk Factors and Special
Considerations in the Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The annual returns bar chart demonstrates the risks of investing in the
Alternative Energy Fund by showing how the Fund's performance has varied from year to year. The table below also demonstrates these risks by showing how the
Fund's average annual returns compare with those of a broad-based securities market and three energy-sector indices, which more closely resemble the investments of the Fund. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see Index Descriptions in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund's website
www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Alternative Energy Fund by showing how the Fund's performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund's average annual returns compare with those of a broad-based securities market and three energy-sector indices, which more closely resemble the investments of the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was
33.55% (for the quarter ended June 30, 2009). The worst performance was -41.68%
(for the quarter ended December 31, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Guinness Atkinson Alternative Energy Fund (Prospectus Summary) | Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(41.68%)
Guinness Atkinson Alternative Energy Fund | MSCI World Energy Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Energy Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.79%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Guinness Atkinson Alternative Energy Fund | Wilderhill Clean Energy Index (ECO)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Wilderhill Clean Energy Index (ECO)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(4.75%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(14.41%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Guinness Atkinson Alternative Energy Fund | Wilderhill New Energy Global Innovation Index (NEX)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Wilderhill New Energy Global Innovation Index (NEX)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(13.73%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(4.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Guinness Atkinson Alternative Energy Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.82%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.19%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.57%
Other Expenses	rr_OtherExpensesOverAssets	0.76%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	179
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	554
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	954
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,073
Annual Return 2007	rr_AnnualReturn2007	42.68%
Annual Return 2008	rr_AnnualReturn2008	(66.05%)
Annual Return 2009	rr_AnnualReturn2009	33.42%
Annual Return 2010	rr_AnnualReturn2010	(21.90%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Alternative Energy Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(14.95%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Alternative Energy Fund Return After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(21.90%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(15.37%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Guinness Atkinson Alternative Energy Fund | Guinness Atkinson Alternative Energy Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(14.24%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(12.20%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006

[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson Asia Focus Fund (Prospectus Summary) | Guinness Atkinson Asia Focus Fund
Asia Focus Fund
Investment Objective
The Asia Focus Fund's investment objective is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Focus Fund:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson Asia Focus Fund
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Asia Focus Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Shareholder servicing plan fees	0.17%
All Other Expenses	0.50%
Other Expenses	0.67%
Total Annual Fund Operating Expenses	1.67%

For additional information about the Fund's expenses, please see Fund
Expenses, Redemption Fee, and Financial Highlights in the prospectus.

Example
This example is intended to help you compare the cost of investing in the Asia
Focus Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guinness Atkinson Asia Focus Fund	170	526	907	1,976

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costsand may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.44% of the average value of its portfolio.

Principal Investment Strategies
The Asia Focus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Asian companies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Under normal market conditions the Asia
Focus Fund will invest in securities of at least four different countries, which include but are not limited to Mainland China, Hong Kong, Taiwan, South Korea,
Singapore, Thailand, Malaysia, Philippines, Vietnam, Indonesia, India, Pakistan,
Bangladesh, and Sri Lanka. The Fund's concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as
25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund's assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on {{Principal
Investment Strategies}} can be found in the prospectus. Also see Additional
Investment Strategies and Risks in the Statement of Additional Information.

Principal Risks
Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally,
U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the
Fund. You may lose money by investing in this Fund if any of the following occur:

   · The Asian stock markets decline in value;

   · Asian stocks fall out of favor with investors;

   · The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

   · The value of Asian currencies declines relative to the U.S. dollar;

   · An Asian government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

   · Political, social, currency-rate fluctuations or economic instability within
     Asian countries cause the value of the Fund's investments to decline;

   · The Fund's focus on Asian stocks to the exclusion of other regions exposes the
     Fund to greater market risk and potential monetary losses than if the Fund's assets were diversified among other regions; or

   · The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

   · The Advisor's investment strategy does not achieve the Fund's objective or the
     Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the
Principal Risks, Risks of Investing in Asia, and Risks of Investing in
Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance
The annual returns bar chart demonstrates the risks of investing in the Asia
Focus Fund by showing how the Fund's performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund's average annual returns compare with those of two broad-based securities market indices. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see {{Index Descriptions}} in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund's website www.gafunds.com.

Prior to December 27, 2001, the Asia Focus Fund invested primarily in small-capitalization Asian companies, in contrast to the Fund's current investment policy of investing in Asian companies without regard to market capitalization. The performance information presented reflects the management of the Fund under its former and current investment policies and might have been different if the Fund's investments had been managed under its current investment policies for the entire period shown.

During the period shown in the bar chart, the best performance for a quarter was
46.66% (for the quarter ended June 30, 2009). The worst performance was -33.27%
(for the quarter ended September 30, 2008).

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Guinness Atkinson Asia Focus Fund	Asia Focus Fund Return Before Taxes		20.43%	13.68%	16.61%
Guinness Atkinson Asia Focus Fund After Taxes on Distributions	Asia Focus Fund Return After Taxes on Distributions	[1]	20.53%	13.32%	16.44%
Guinness Atkinson Asia Focus Fund After Taxes on Distributions and Sales	Asia Focus Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	13.76%	11.90%	15.13%
Guinness Atkinson Asia Focus Fund MSCI AC Far East Free Ex Japan Index	MSCI AC Far East Free Ex Japan Index		19.51%	12.56%	9.84%
Guinness Atkinson Asia Focus Fund S&P 500 Index	S&P 500 Index		15.08%	2.29%	1.41%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Guinness Atkinson Asia Focus Fund (Prospectus Summary) | Guinness Atkinson Asia Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Asia Focus Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Asia Focus Fund's investment objective is long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Focus Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costsand may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 25.44% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.44%
Operating Expense, Closing	ck0000919160_ExpenseClosingTextBlock
For additional information about the Fund's expenses, please see Fund
Expenses, Redemption Fee, and Financial Highlights in the prospectus.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Asia
Focus Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Asia Focus Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of Asian companies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Under normal market conditions the Asia
Focus Fund will invest in securities of at least four different countries, which include but are not limited to Mainland China, Hong Kong, Taiwan, South Korea,
Singapore, Thailand, Malaysia, Philippines, Vietnam, Indonesia, India, Pakistan,
Bangladesh, and Sri Lanka. The Fund's concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as
25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund's assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on {{Principal
Investment Strategies}} can be found in the prospectus. Also see Additional
Investment Strategies and Risks in the Statement of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally,
U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the
Fund. You may lose money by investing in this Fund if any of the following occur:

   · The Asian stock markets decline in value;

   · Asian stocks fall out of favor with investors;

   · The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

   · The value of Asian currencies declines relative to the U.S. dollar;

   · An Asian government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

   · Political, social, currency-rate fluctuations or economic instability within
     Asian countries cause the value of the Fund's investments to decline;

   · The Fund's focus on Asian stocks to the exclusion of other regions exposes the
     Fund to greater market risk and potential monetary losses than if the Fund's assets were diversified among other regions; or

   · The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

   · The Advisor's investment strategy does not achieve the Fund's objective or the
     Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the
Principal Risks, Risks of Investing in Asia, and Risks of Investing in
Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The annual returns bar chart demonstrates the risks of investing in the Asia
Focus Fund by showing how the Fund's performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund's average annual returns compare with those of two broad-based securities market indices. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see {{Index Descriptions}} in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund's website www.gafunds.com.

Prior to December 27, 2001, the Asia Focus Fund invested primarily in small-capitalization Asian companies, in contrast to the Fund's current investment policy of investing in Asian companies without regard to market capitalization. The performance information presented reflects the management of the Fund under its former and current investment policies and might have been different if the Fund's investments had been managed under its current investment policies for the entire period shown.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Asia Focus Fund by showing how the Fund's performance has varied from year to year. The table below also demonstrates these risks by showing how the Fund's average annual returns compare with those of two broad-based securities market indices.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was
46.66% (for the quarter ended June 30, 2009). The worst performance was -33.27%
(for the quarter ended September 30, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Guinness Atkinson Asia Focus Fund (Prospectus Summary) | Guinness Atkinson Asia Focus Fund | Guinness Atkinson Asia Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	46.66%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(33.27%)
Guinness Atkinson Asia Focus Fund | MSCI AC Far East Free Ex Japan Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC Far East Free Ex Japan Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.51%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.56%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.84%
Guinness Atkinson Asia Focus Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Guinness Atkinson Asia Focus Fund | Guinness Atkinson Asia Focus Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.17%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.67%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	170
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	526
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,976
Annual Return 2001	rr_AnnualReturn2001	19.77%
Annual Return 2002	rr_AnnualReturn2002	(6.15%)
Annual Return 2003	rr_AnnualReturn2003	63.97%
Annual Return 2004	rr_AnnualReturn2004	10.01%
Annual Return 2005	rr_AnnualReturn2005	20.83%
Annual Return 2006	rr_AnnualReturn2006	36.15%
Annual Return 2007	rr_AnnualReturn2007	46.00%
Annual Return 2008	rr_AnnualReturn2008	(57.38%)
Annual Return 2009	rr_AnnualReturn2009	86.05%
Annual Return 2010	rr_AnnualReturn2010	20.43%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Asia Focus Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.68%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.61%
Guinness Atkinson Asia Focus Fund | Guinness Atkinson Asia Focus Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Asia Focus Fund Return After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.32%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.44%
Guinness Atkinson Asia Focus Fund | Guinness Atkinson Asia Focus Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Asia Focus Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.90%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	15.13%

[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson Asia Pacific Dividend Fund (Prospectus Summary) | Guinness Atkinson Asia Pacific Dividend Fund
Asia Pacific Dividend Fund
Investment Objective
The Asia Pacific Dividend Fund's investment objective is to provide investors with dividend income and long-term capital growth.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Pacific Dividend Fund:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson Asia Pacific Dividend Fund
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Guinness Atkinson Asia Pacific Dividend Fund
Management Fees		1.00%
Distribution (12b-1) Fees		none
Shareholder servicing plan fees		0.18%
All Other Expenses		1.74%
Other Expenses		1.92%
Total Annual Fund Operating Expenses		2.92%
Fee Waiver/Expense Reimbursement	[1]	(0.91%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		2.01%
[1]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.98% through June 30, 2012. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the 1.98% expense cap.

For additional information about the Fund's expenses, please see Fund
Expenses, Redemption Fee, and Financial Highlights in the prospectus.

Example
This example is intended to help you compare the cost of investing in the Asia
Pacific Dividend Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guinness Atkinson Asia Pacific Dividend Fund	204	818	1,458	3,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.20% of the average value of its portfolio.

Principal Investment Strategies
The Asia Pacific Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-producing equity securities of
Asia Pacific companies. The Fund seeks to allow investors the opportunity to profit from the transition of Asia Pacific economies as they move from developing to developed economies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  In the Advisor's view, investing in dividend-paying stocks permits investors to gain access to the more established companies in the region. Under normal market conditions the Asia Pacific Dividend Fund will invest in at least four different countries, which include but are not limited to Australia,
Bangladesh, China, Hong Kong, India, Japan, Indonesia, Malaysia, New Zealand,
Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and
Vietnam. The Fund's concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund's assets in securities of all market capitalization companies that are dividend-producing and in companies domiciled in the Asia Pacific region, including, potentially, companies domiciled or traded in emerging markets. Additional information on {{Principal Investment Strategies}} can be found in the prospectus. Also see Additional Investment Strategies and Risks in
the Statement of Additional Information.

Principal Risks
Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally,
U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the
Fund. You may lose money by investing in this Fund if any of the following occur:

   · Stock markets in the Asia Pacific region decline in value;

   · Stocks of Asia Pacific companies fall out of favor with investors;

   · The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

   · The value of Asian Pacific currencies declines relative to the U.S. dollar;

   · An Asian Pacific government expropriates or nationalizes the assets of the
     Fund or companies in which the Fund invests;

   · Political, social, currency-rate fluctuations or economic instability within
     Asian Pacific countries cause the value of the Fund's foreign investments to decline;

   · The Fund's focus on Asian Pacific stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund's assets were diversified among other regions;

   · The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

   · The Advisor's investment strategy does not achieve the Fund's objective or the
     Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the
Principal Risks, Risks of Investing in Asia, and Risks of Investing in
Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance
The annual returns bar chart demonstrates the risks of investing in the Asia
Pacific Dividend Fund by showing how the Fund's performance has varied from year to year. The table also demonstrates these risks by showing how the Fund's average annual returns compare with those of two broad-based securities market indices. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see {{Index Descriptions}} in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund's website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was
40.54% (for the quarter ended June 30, 2009). The worst performance was -29.80%
(for the quarter ended September 30, 2008).

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Guinness Atkinson Asia Pacific Dividend Fund	Asia Pacific Dividend Fund: Return Before Taxes		23.65%	6.91%	Mar 31, 2006
Guinness Atkinson Asia Pacific Dividend Fund After Taxes on Distributions	Asia Pacific Dividend Fund: Return After Taxes on Distributions	[1]	23.69%	6.06%	Mar 31, 2006
Guinness Atkinson Asia Pacific Dividend Fund After Taxes on Distributions and Sales	Asia Pacific Dividend Fund: Return After Taxes on Distributions and Sale of Fund Shares	[1]	16.06%	5.66%	Mar 31, 2006
Guinness Atkinson Asia Pacific Dividend Fund S&P 500 Index	S&P 500 Index		15.08%	1.53%	Mar 31, 2006
Guinness Atkinson Asia Pacific Dividend Fund MSCI AC Pacific EX Japan	MSCI AC Pacific Ex Japan		18.50%	11.72%	Mar 31, 2006
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Guinness Atkinson Asia Pacific Dividend Fund (Prospectus Summary) | Guinness Atkinson Asia Pacific Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Asia Pacific Dividend Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Asia Pacific Dividend Fund's investment objective is to provide investors with dividend income and long-term capital growth.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Asia Pacific Dividend Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 27.20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	27.20%
Operating Expense, Closing	ck0000919160_ExpenseClosingTextBlock
For additional information about the Fund's expenses, please see Fund
Expenses, Redemption Fee, and Financial Highlights in the prospectus.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Asia
Pacific Dividend Fund with the cost of investing in other mutual funds. The
Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Asia Pacific Dividend Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in dividend-producing equity securities of
Asia Pacific companies. The Fund seeks to allow investors the opportunity to profit from the transition of Asia Pacific economies as they move from developing to developed economies. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  In the Advisor's view, investing in dividend-paying stocks permits investors to gain access to the more established companies in the region. Under normal market conditions the Asia Pacific Dividend Fund will invest in at least four different countries, which include but are not limited to Australia,
Bangladesh, China, Hong Kong, India, Japan, Indonesia, Malaysia, New Zealand,
Pakistan, Philippines, Singapore, South Korea, Sri Lanka, Taiwan, Thailand and
Vietnam. The Fund's concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. The Advisor will invest the Fund's assets in securities of all market capitalization companies that are dividend-producing and in companies domiciled in the Asia Pacific region, including, potentially, companies domiciled or traded in emerging markets. Additional information on {{Principal Investment Strategies}} can be found in the prospectus. Also see Additional Investment Strategies and Risks in
the Statement of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally,
U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the
Fund. You may lose money by investing in this Fund if any of the following occur:

   · Stock markets in the Asia Pacific region decline in value;

   · Stocks of Asia Pacific companies fall out of favor with investors;

   · The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

   · The value of Asian Pacific currencies declines relative to the U.S. dollar;

   · An Asian Pacific government expropriates or nationalizes the assets of the
     Fund or companies in which the Fund invests;

   · Political, social, currency-rate fluctuations or economic instability within
     Asian Pacific countries cause the value of the Fund's foreign investments to decline;

   · The Fund's focus on Asian Pacific stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund's assets were diversified among other regions;

   · The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

   · The Advisor's investment strategy does not achieve the Fund's objective or the
     Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the
Principal Risks, Risks of Investing in Asia, and Risks of Investing in
Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The annual returns bar chart demonstrates the risks of investing in the Asia
Pacific Dividend Fund by showing how the Fund's performance has varied from year to year. The table also demonstrates these risks by showing how the Fund's average annual returns compare with those of two broad-based securities market indices. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see {{Index Descriptions}} in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund's website www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Asia Pacific Dividend Fund by showing how the Fund's performance has varied from year to year. The table also demonstrates these risks by showing how the Fund's a verage annual returns compare with those of two broad-based securities market indices.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was
40.54% (for the quarter ended June 30, 2009). The worst performance was -29.80%
(for the quarter ended September 30, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Guinness Atkinson Asia Pacific Dividend Fund (Prospectus Summary) | Guinness Atkinson Asia Pacific Dividend Fund | Guinness Atkinson Asia Pacific Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-06-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	40.54%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.80%)
Guinness Atkinson Asia Pacific Dividend Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.53%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Guinness Atkinson Asia Pacific Dividend Fund | MSCI AC Pacific EX Japan
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI AC Pacific Ex Japan
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Guinness Atkinson Asia Pacific Dividend Fund | Guinness Atkinson Asia Pacific Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.18%
All Other Expenses	rr_Component2OtherExpensesOverAssets	1.74%
Other Expenses	rr_OtherExpensesOverAssets	1.92%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.92%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.91%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	2.01%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	204
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	818
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,458
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	3,178
Annual Return 2007	rr_AnnualReturn2007	26.30%
Annual Return 2008	rr_AnnualReturn2008	(51.47%)
Annual Return 2009	rr_AnnualReturn2009	64.84%
Annual Return 2010	rr_AnnualReturn2010	23.65%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Asia Pacific Dividend Fund: Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.65%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Guinness Atkinson Asia Pacific Dividend Fund | Guinness Atkinson Asia Pacific Dividend Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Asia Pacific Dividend Fund: Return After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.06%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006
Guinness Atkinson Asia Pacific Dividend Fund | Guinness Atkinson Asia Pacific Dividend Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Asia Pacific Dividend Fund: Return After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.06%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2006

[1]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.98% through June 30, 2012. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the 1.98% expense cap.
[2]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson China & Hong Kong Fund (Prospectus Summary) | Guinness Atkinson China & Hong Kong Fund
China & Hong Kong Fund
Investment Objective
The China & Hong Kong Fund's investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson China & Hong Kong Fund
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson China & Hong Kong Fund
Management Fees	1.00%
Distribution (12b-1) Fees	none
Shareholder servicing plan fees	0.16%
All Other Expenses	0.32%
Other Expenses	0.48%
Total Annual Fund Operating Expenses	1.48%

For additional information about the Fund's expenses, please see Fund
Expenses, Redemption Fee, and Financial Highlights in the prospectus.

Example
This example is intended to help you compare the cost of investing in the China
& Hong Kong Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guinness Atkinson China & Hong Kong Fund	151	468	808	1,768

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costsand may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32.35% of the average value of its portfolio.

Principal Investment Strategies
The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are either primarily traded on the China or Hong Kong exchanges or that derive at least 50% of their revenues from business activities in China and/or Hong Kong, but which may be listed and traded elsewhere. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Fund's concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. Under normal conditions, the Fund invests at least 65% of its total assets in companies included in the Hang Seng Composite Index, although the actual weightings of the
Hang Seng Composite Index companies held in the Fund's portfolio may be higher or lower, as companies leave that index or new indices are created. The Advisor will invest the Fund's assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on
Principal Investment Strategies can be found in the prospectus. Also see
Additional Investment Strategies and Risks in the Statement of Additional
Information.

Principal Risks
Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally,
U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the
Fund. You may lose money by investing in this Fund if any of the following occur:

   · The Hong Kong and/or China stock markets decline in value;

   · China and/or Hong Kong stocks fall out of favor with investors;

   · The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

   · A stock or stocks in the Fund's portfolio do not perform well;

   · The value of Chinese currencies declines relative to the U.S. dollar;

   · The Chinese government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

   · Political, social, currency-rate fluctuations or economic instability within
     China and Hong Kong cause the value of the Fund's investments to decline;

   · The Fund's focus on China and Hong Kong stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund's assets were diversified among other regions;

   · The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

   · The Advisor's strategy does not achieve the Fund's objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the
Principal Risks, Risks of Investing in Asia, and Risks of Investing in
Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Performance
The annual returns bar chart demonstrates the risks of investing in the China &
Hong Kong Fund by showing how the Fund's performance has varied from year to year. The table also demonstrates these risks by showing how the Fund's average annual returns compare with those of three broad-based securities market indices. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see {{Index Descriptions}} in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund's website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was
44.53% (for the quarter ended June 30, 2009). The worst performance was -28.04%
(for the quarter ended September 30, 2008).

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Guinness Atkinson China & Hong Kong Fund	Return Before Taxes		15.38%	18.47%	11.90%
Guinness Atkinson China & Hong Kong Fund After Taxes on Distributions	Return After Taxes on Distributions	[1]	14.60%	17.91%	11.35%
Guinness Atkinson China & Hong Kong Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	[1]	10.98%	16.19%	10.40%
Guinness Atkinson China & Hong Kong Fund S&P 500 Index	S&P 500 Index		15.08%	(2.84%)	1.41%
Guinness Atkinson China & Hong Kong Fund Hang Seng Index	Hang Seng Index		8.28%	12.57%	7.87%
Guinness Atkinson China & Hong Kong Fund Hang Seng Composite Index	Hang Seng Composite Index		9.00%	14.20%	6.66%
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Guinness Atkinson China & Hong Kong Fund (Prospectus Summary) | Guinness Atkinson China & Hong Kong Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	China & Hong Kong Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The China & Hong Kong Fund's investment objective is long-term capital appreciation primarily through investments in securities of China and Hong Kong.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the China & Hong Kong Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costsand may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32.35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.35%
Operating Expense, Closing	ck0000919160_ExpenseClosingTextBlock
For additional information about the Fund's expenses, please see Fund
Expenses, Redemption Fee, and Financial Highlights in the prospectus.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the China
& Hong Kong Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The China & Hong Kong Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of companies that are either primarily traded on the China or Hong Kong exchanges or that derive at least 50% of their revenues from business activities in China and/or Hong Kong, but which may be listed and traded elsewhere. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants.  The Fund's concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as 25 holdings, or may hold securities in 75 or more companies. Under normal conditions, the Fund invests at least 65% of its total assets in companies included in the Hang Seng Composite Index, although the actual weightings of the
Hang Seng Composite Index companies held in the Fund's portfolio may be higher or lower, as companies leave that index or new indices are created. The Advisor will invest the Fund's assets in securities of all market capitalization companies, including companies in emerging markets. Additional information on
Principal Investment Strategies can be found in the prospectus. Also see
Additional Investment Strategies and Risks in the Statement of Additional
Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investing in this Fund may be more risky than investing in a fund that invests in U.S. securities due to increased volatility of foreign markets. Additionally,
U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the
Fund. You may lose money by investing in this Fund if any of the following occur:

   · The Hong Kong and/or China stock markets decline in value;

   · China and/or Hong Kong stocks fall out of favor with investors;

   · The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

   · A stock or stocks in the Fund's portfolio do not perform well;

   · The value of Chinese currencies declines relative to the U.S. dollar;

   · The Chinese government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

   · Political, social, currency-rate fluctuations or economic instability within
     China and Hong Kong cause the value of the Fund's investments to decline;

   · The Fund's focus on China and Hong Kong stocks to the exclusion of other regions exposes the Fund to greater market risk and potential monetary losses than if the Fund's assets were diversified among other regions;

   · The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

   · The Advisor's strategy does not achieve the Fund's objective or the Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund, please see the
Principal Risks, Risks of Investing in Asia, and Risks of Investing in
Our Funds in the prospectus. You may also refer to the section Risk Factors and Special Considerations in the Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The annual returns bar chart demonstrates the risks of investing in the China &
Hong Kong Fund by showing how the Fund's performance has varied from year to year. The table also demonstrates these risks by showing how the Fund's average annual returns compare with those of three broad-based securities market indices. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see {{Index Descriptions}} in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund's website www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the China & Hong Kong Fund by showing how the Fund's performance has varied from year to year. The table also demonstrates these risks by showing how the Fund's average annual returns compare with those of three broad-based securities market indices.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was
44.53% (for the quarter ended June 30, 2009). The worst performance was -28.04%
(for the quarter ended September 30, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Guinness Atkinson China & Hong Kong Fund (Prospectus Summary) | Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	44.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.04%)
Guinness Atkinson China & Hong Kong Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.84%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Guinness Atkinson China & Hong Kong Fund | Hang Seng Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hang Seng Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.28%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	12.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	7.87%
Guinness Atkinson China & Hong Kong Fund | Hang Seng Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Hang Seng Composite Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	14.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.66%
Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.16%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	151
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	468
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	808
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,768
Annual Return 2001	rr_AnnualReturn2001	(23.45%)
Annual Return 2002	rr_AnnualReturn2002	(12.85%)
Annual Return 2003	rr_AnnualReturn2003	65.29%
Annual Return 2004	rr_AnnualReturn2004	12.16%
Annual Return 2005	rr_AnnualReturn2005	6.61%
Annual Return 2006	rr_AnnualReturn2006	39.65%
Annual Return 2007	rr_AnnualReturn2007	65.06%
Annual Return 2008	rr_AnnualReturn2008	(54.47%)
Annual Return 2009	rr_AnnualReturn2009	92.76%
Annual Return 2010	rr_AnnualReturn2010	15.38%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.38%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	18.47%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.90%
Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	14.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	17.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.35%
Guinness Atkinson China & Hong Kong Fund | Guinness Atkinson China & Hong Kong Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.19%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.40%

[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson Global Energy Fund (Prospectus Summary) | Guinness Atkinson Global Energy Fund
Global Energy Fund
Investment Objective
The Global Energy Fund's investment objective is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Energy Fund:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson Global Energy Fund
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses	Guinness Atkinson Global Energy Fund
Management Fees	0.75%
Distribution (12b-1) Fees	none
Shareholder servicing plan fees	0.18%
All Other Expenses	0.32%
Other Expenses	0.50%
Total Annual Fund Operating Expenses	1.25%

For additional information about the Fund's expenses, please see Fund
Expenses, Redemption Fee, and Financial Highlights in the prospectus.

Example
This example is intended to help you compare the cost of investing in the Global
Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guinness Atkinson Global Energy Fund	127	397	686	1,511

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costsand may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42.08% of the average value of its portfolio.

Principal Investment Strategies
The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of both U.S. and
non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Advisor believes that growing demands on existing energy supplies, in particular petroleum-based energy supplies, could lead to higher prices for this and other traditional energy sources and the profitable development of alternative sources of energy. The Fund's concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as
25 holdings, or may hold securities in 75 or more companies. The Fund will invest in securities of companies without regard to market capitalization and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets. The Fund expects that normally, at least 40% of the Fund's assets will be invested in global securities. For this purpose, "global securities" means securities issued by companies with significant business activities outside the U.S. Additional information on {{Principal Investment Strategies}} can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement
of Additional Information.

Principal Risks
Investing in the Fund may be more risky than investing in a fund that invests in
U.S. securities due to increased volatility of foreign markets. Additionally,
U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the
Fund. You may lose money by investing in this Fund if any of the following occur:

   · Prices of energy (oil, gas, electricity) or alternative energy supplies decline, which would likely have a negative affect on the Fund's holdings;

   · The Fund's focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund's assets were diversified among various sectors;

   · The currencies in which the Fund's foreign investments are denominated decline in value against the U.S. dollar;

   · A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

   · Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund's foreign investments to decline;

   · The Fund has difficulty selling small- or mid-cap or emerging market stocks market due to lower liquidity and higher volatility;

   · The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

   · The Advisor's investment strategy does not achieve the Fund's objective or the
     Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the
Principal Risks and Risks of Investing in Our Funds in the
prospectus. You may also refer to the section Risk Factors and Special
Considerations in the Statement of Additional Information.

Performance
The annual returns bar chart demonstrates the risks of investing in the Global
Energy Fund by showing how the Fund's performance has varied from year to year. The table also demonstrates these risks by showing how the Fund's average annual returns compare with those of a broad-based securities market indices and an energy sector index, which more closely resembles the investments of the
Fund. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see {{Index Descriptions}} in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund's website www.gafunds.com.

During the period shown in the bar chart, the best performance for a quarter was
32.52% (for the quarter ended June 30, 2009). The worst performance was -34.08%
(for the quarter ended September 30, 2008).

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Guinness Atkinson Global Energy Fund	Global Energy Fund Global Energ Return Before Taxes		16.63%	8.11%	18.12%	Jun 30, 2004
Guinness Atkinson Global Energy Fund After Taxes on Distributions	Global Energy Fund Return After Taxes on Distributions	[1]	16.57%	7.40%	17.45%	Jun 30, 2004
Guinness Atkinson Global Energy Fund After Taxes on Distributions and Sales	Global Energy Fund Return After Taxes on Distribution and Sale of Fund Shares	[1]	10.90%	6.88%	16.04%	Jun 30, 2004
Guinness Atkinson Global Energy Fund S&P 500 Index	S&P 500 Index		15.08%	2.29%	3.61%	Jun 30, 2004
Guinness Atkinson Global Energy Fund MSCI World Energy Index	MSCI World Energy Index		12.79%	6.69%	12.07%	Jun 30, 2004
[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Guinness Atkinson Global Energy Fund (Prospectus Summary) | Guinness Atkinson Global Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Energy Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global Energy Fund's investment objective is long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Energy Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costsand may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 42.08% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.08%
Operating Expense, Closing	ck0000919160_ExpenseClosingTextBlock
For additional information about the Fund's expenses, please see Fund
Expenses, Redemption Fee, and Financial Highlights in the prospectus.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Global
Energy Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Global Energy Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of both U.S. and
non-U.S. companies principally engaged in the production, exploration or discovery, or distribution of energy including the research and development or production of alternative energy sources. Equity securities may include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. The Advisor believes that growing demands on existing energy supplies, in particular petroleum-based energy supplies, could lead to higher prices for this and other traditional energy sources and the profitable development of alternative sources of energy. The Fund's concentration may vary depending on changing market conditions (including but not limited to, liquidity, volatility, and the number of companies meeting selection criteria) although the Advisor has a bias towards concentration. The degree of concentration of the portfolio will vary over time, and under normal market conditions, the Fund may have as few as
25 holdings, or may hold securities in 75 or more companies. The Fund will invest in securities of companies without regard to market capitalization and in companies domiciled in the U.S. and foreign countries, including, potentially, companies domiciled or traded in emerging markets. The Fund expects that normally, at least 40% of the Fund's assets will be invested in global securities. For this purpose, "global securities" means securities issued by companies with significant business activities outside the U.S. Additional information on {{Principal Investment Strategies}} can be found in the prospectus. Also see Additional Investment Strategies and Risks in the Statement
of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investing in the Fund may be more risky than investing in a fund that invests in
U.S. securities due to increased volatility of foreign markets. Additionally,
U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the
Fund. You may lose money by investing in this Fund if any of the following occur:

   · Prices of energy (oil, gas, electricity) or alternative energy supplies decline, which would likely have a negative affect on the Fund's holdings;

   · The Fund's focus on the energy sector to the exclusion of other sectors exposes the Fund to greater market risk and potential monetary losses than if the Fund's assets were diversified among various sectors;

   · The currencies in which the Fund's foreign investments are denominated decline in value against the U.S. dollar;

   · A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

   · Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund's foreign investments to decline;

   · The Fund has difficulty selling small- or mid-cap or emerging market stocks market due to lower liquidity and higher volatility;

   · The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

   · The Advisor's investment strategy does not achieve the Fund's objective or the
     Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the
Principal Risks and Risks of Investing in Our Funds in the
prospectus. You may also refer to the section Risk Factors and Special
Considerations in the Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The annual returns bar chart demonstrates the risks of investing in the Global
Energy Fund by showing how the Fund's performance has varied from year to year. The table also demonstrates these risks by showing how the Fund's average annual returns compare with those of a broad-based securities market indices and an energy sector index, which more closely resembles the investments of the
Fund. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see {{Index Descriptions}} in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund's website www.gafunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Global Energy Fund by showing how the Fund's performance has varied from year to year. The table also demonstrates these risks by showing how the Fund's average annual returns compare with those of a broad-based securities market indices and an energy sector index, which more closely resembles the investments of the Fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was
32.52% (for the quarter ended June 30, 2009). The worst performance was -34.08%
(for the quarter ended September 30, 2008).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Guinness Atkinson Global Energy Fund (Prospectus Summary) | Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	32.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(34.08%)
Guinness Atkinson Global Energy Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.61%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Guinness Atkinson Global Energy Fund | MSCI World Energy Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Energy Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.69%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	12.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.18%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	127
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	397
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	686
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,511
Annual Return 2005	rr_AnnualReturn2005	63.92%
Annual Return 2006	rr_AnnualReturn2006	9.85%
Annual Return 2007	rr_AnnualReturn2007	37.25%
Annual Return 2008	rr_AnnualReturn2008	(48.56%)
Annual Return 2009	rr_AnnualReturn2009	63.27%
Annual Return 2010	rr_AnnualReturn2010	16.63%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Energy Fund Global Energ Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.63%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.11%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	18.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Energy Fund Return After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.57%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.40%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	17.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004
Guinness Atkinson Global Energy Fund | Guinness Atkinson Global Energy Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Energy Fund Return After Taxes on Distribution and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.90%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.04%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2004

[1]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Guinness Atkinson Global Innovators Fund (Prospectus Summary) | Guinness Atkinson Global Innovators Fund
Global Innovators Fund
Investment Objective
The Global Innovators Fund's investment objective is long-term capital appreciation.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Innovators Fund:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Guinness Atkinson Global Innovators Fund
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Annual Fund Operating Expenses		Guinness Atkinson Global Innovators Fund
Management Fees		0.75%
Distribution (12b-1) Fees		none
Shareholder servicing plan fees		0.15%
All Other Expenses		0.57%
Other Expenses		0.72%
Total Annual Fund Operating Expenses		1.47%
Fee Recaptured	[1]	0.0008
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.55%
[1]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.55% through June 30, 2012. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the 1.55% expense cap

For additional information about the Fund's expenses, please see Fund
Expenses, Redemption Fee, and Financial Highlights in the prospectus.

Example
This example is intended to help you compare the cost of investing in the Global
Innovators Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Guinness Atkinson Global Innovators Fund	158	473	810	1,764

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costsand may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56.97% of the average value of its portfolio.

Principal Investment Strategies
The Global Innovators Fund invests in equity securities of companies that the
Advisor believes are positioned for advances in technology, communications, globalism or innovative management. The Fund will consider all companies in the world's developed stock markets, such as the United Kingdom and other stock markets in the European Union. The Fund also may consider investments in developed and emerging stock markets in the Far East, such as Japan, Hong Kong,
China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and
Mexico also may be considered. The Advisor will invest the Global Innovators
Fund's assets in a company's securities without regard to the issuer's market capitalization. The Fund expects that normally, at least 40% of the Fund's assets will be invested in global securities. For this purpose, "global securities" means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment
Strategies   can be found in the prospectus. Also see Additional Investment
Strategies and Risks in the Statement of Additional Information.

Principal Risks
Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

   · The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

   · Foreign stock markets in which the Fund invests decline in value;

   · Foreign stocks in which the Fund invests fall out of favor with investors;

   · Technology or telecommunication stocks fall out of favor with investors;

   · Technology companies lose money due to intense pricing pressure or high capital investment costs;

   · The value of foreign currencies in the countries in which the Fund invests decline relative to the U.S. dollar;

   · A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

   · Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund's foreign investments to decline;

   · The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

   · The Advisor's investment strategy does not achieve the Fund's objective or the
     Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the
Principal Risks and Risks of Investing in Our Funds in the
prospectus. You may also refer to the section Risk Factors and Special
Considerations in the Statement of Additional Information.

Performance
The annual returns bar chart demonstrates the risks of investing in the Global
Innovators Fund by showing how the Fund's performance has varied from year to year. The table also demonstrates these risks by showing how the Fund's average annual returns compare with those of two broad-based securities market indices. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see {{Index Descriptions}} in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund's website: www.gafunds.com.

Prior to April 28, 2003, the Global Innovators Fund was known as the Wired Index
Fund and its investment objective was long-term capital appreciation primarily through investing in companies that comprise the Wired Index. In contrast, the
Global Innovators Fund's current investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in companies that the Advisor believes are positioned to benefit from advances in technology and communications; globalism; or innovative management. In contrast to its strategy when it was known as the Wired Index Fund, the Global Innovators Fund is actively managed and may invest in companies that may not be a part of the Wired
Index. The performance information presented for the period from January 1999 through April 2003 reflects management of the Fund consistent with investment policies in effect when it was known as the Wired Index Fund and might have been different if the Fund's investments had been managed under its current investment policies for that period.

During the period shown in the bar chart, the best performance for a quarter was
20.96% (for the quarter ended December 31, 2001). The worst performance was
-29.68% (for the quarter ended September 30, 2001).

Average Annual Total Returns as of 12/31/10
Average Annual Total Returns	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
Guinness Atkinson Global Innovators Fund	Global Innovators Fund Return Before Taxes		17.00%	5.94%	0.95%
Guinness Atkinson Global Innovators Fund After Taxes on Distributions	Global Innovators Fund Return After Taxes on Distributions	[1]	17.00%	5.78%	0.87%
Guinness Atkinson Global Innovators Fund After Taxes on Distributions and Sales	Global Innovators Fund Return After Taxes on Distributions and Sale of Fund Shares	[1]	11.05%	5.09%	0.80%
Guinness Atkinson Global Innovators Fund S&P 500 Index	S&P 500 Index		15.08%	2.29%	1.41%
Guinness Atkinson Global Innovators Fund Nasdaq Composite Index	Nasdaq Composite Index		18.16%	4.71%	1.43%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
Guinness Atkinson Global Innovators Fund (Prospectus Summary) | Guinness Atkinson Global Innovators Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Global Innovators Fund
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Global Innovators Fund's investment objective is long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Global Innovators Fund:

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investments)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costsand may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 56.97% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	56.97%
Operating Expense, Closing	ck0000919160_ExpenseClosingTextBlock
For additional information about the Fund's expenses, please see Fund
Expenses, Redemption Fee, and Financial Highlights in the prospectus.

Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Global
Innovators Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in the Fund for the time periods indicated. The
Example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions, your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Global Innovators Fund invests in equity securities of companies that the
Advisor believes are positioned for advances in technology, communications, globalism or innovative management. The Fund will consider all companies in the world's developed stock markets, such as the United Kingdom and other stock markets in the European Union. The Fund also may consider investments in developed and emerging stock markets in the Far East, such as Japan, Hong Kong,
China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and
Mexico also may be considered. The Advisor will invest the Global Innovators
Fund's assets in a company's securities without regard to the issuer's market capitalization. The Fund expects that normally, at least 40% of the Fund's assets will be invested in global securities. For this purpose, "global securities" means securities issued by companies with significant business activities outside the U.S. Additional information on Principal Investment
Strategies   can be found in the prospectus. Also see Additional Investment
Strategies and Risks in the Statement of Additional Information.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
Investing in this Fund may be more risky than investing in a fund that only invests in U.S. securities due to increased volatility of foreign markets. Additionally, U.S. and foreign stock markets have been subject to significant volatility recently which has increased the risks associated with an investment in the Fund. You may lose money by investing in this Fund if any of the following occur:

   · The Fund has difficulty selling small- or mid-cap or emerging market stocks due to lower liquidity and higher volatility;

   · Foreign stock markets in which the Fund invests decline in value;

   · Foreign stocks in which the Fund invests fall out of favor with investors;

   · Technology or telecommunication stocks fall out of favor with investors;

   · Technology companies lose money due to intense pricing pressure or high capital investment costs;

   · The value of foreign currencies in the countries in which the Fund invests decline relative to the U.S. dollar;

   · A foreign government expropriates or nationalizes the assets of the Fund or companies in which the Fund invests;

   · Political, social, currency-rate fluctuations or economic instability within foreign countries cause the value of the Fund's foreign investments to decline;

   · The Fund declines in value due to its non-diversification status which exposes it to greater loss; or

   · The Advisor's investment strategy does not achieve the Fund's objective or the
     Advisor does not implement the strategy properly.

For more information on the risks of investing in this Fund please see the
Principal Risks and Risks of Investing in Our Funds in the
prospectus. You may also refer to the section Risk Factors and Special
Considerations in the Statement of Additional Information.

Risk, Lose Money	rr_RiskLoseMoney	You may lose money by investing in this Fund
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Fund declines in value due to its non-diversification status which exposes it to greater loss.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The annual returns bar chart demonstrates the risks of investing in the Global
Innovators Fund by showing how the Fund's performance has varied from year to year. The table also demonstrates these risks by showing how the Fund's average annual returns compare with those of two broad-based securities market indices. Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes. For additional information on these indices, please see {{Index Descriptions}} in the prospectus. Past performance, before or after taxes, is not indicative of future performance. Updated performance information is available on the Fund's website: www.gafunds.com.

Prior to April 28, 2003, the Global Innovators Fund was known as the Wired Index
Fund and its investment objective was long-term capital appreciation primarily through investing in companies that comprise the Wired Index. In contrast, the
Global Innovators Fund's current investment objective is long-term capital appreciation, which it seeks to achieve by investing primarily in companies that the Advisor believes are positioned to benefit from advances in technology and communications; globalism; or innovative management. In contrast to its strategy when it was known as the Wired Index Fund, the Global Innovators Fund is actively managed and may invest in companies that may not be a part of the Wired
Index. The performance information presented for the period from January 1999 through April 2003 reflects management of the Fund consistent with investment policies in effect when it was known as the Wired Index Fund and might have been different if the Fund's investments had been managed under its current investment policies for that period.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The annual returns bar chart demonstrates the risks of investing in the Global Innovators Fund by showing how the Fund's performance has varied from year to year. The table also demonstrates these risks by showing how the Fund's average annual returns compare with those of two broad-based securities market indices.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.gafunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past performance, before or after taxes, is not indicative of future performance.
Bar Chart, Closing	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was
20.96% (for the quarter ended December 31, 2001). The worst performance was
-29.68% (for the quarter ended September 30, 2001).

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	Unlike the Fund's returns, the index returns do not reflect any deductions for fees, expenses or taxes.
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/10
Guinness Atkinson Global Innovators Fund (Prospectus Summary) | Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund
Risk/Return:	rr_RiskReturnAbstract
Recoupments, Date of Termination	ck0000919160_RecoupmentsOverAssetsDateOfTermination	2012-06-30
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.68%)
Guinness Atkinson Global Innovators Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
Guinness Atkinson Global Innovators Fund | Nasdaq Composite Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Nasdaq Composite Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.16%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.71%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.43%
Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund
Risk/Return:	rr_RiskReturnAbstract
Redemption/Exchange Fee for shares held less than 30 days from purchase (as a percentage of amount redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder servicing plan fees	rr_Component1OtherExpensesOverAssets	0.15%
All Other Expenses	rr_Component2OtherExpensesOverAssets	0.57%
Other Expenses	rr_OtherExpensesOverAssets	0.72%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Recaptured	ck0000919160_RecoupmentOverAssets	0.0008	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.55%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	158
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	473
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	810
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,764
Annual Return 2001	rr_AnnualReturn2001	(29.05%)
Annual Return 2002	rr_AnnualReturn2002	(31.13%)
Annual Return 2003	rr_AnnualReturn2003	35.97%
Annual Return 2004	rr_AnnualReturn2004	10.89%
Annual Return 2005	rr_AnnualReturn2005	11.82%
Annual Return 2006	rr_AnnualReturn2006	18.76%
Annual Return 2007	rr_AnnualReturn2007	21.17%
Annual Return 2008	rr_AnnualReturn2008	(45.42%)
Annual Return 2009	rr_AnnualReturn2009	45.20%
Annual Return 2010	rr_AnnualReturn2010	17.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Innovators Fund Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.94%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.95%
Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Innovators Fund Return After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.00%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.78%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.87%
Guinness Atkinson Global Innovators Fund | Guinness Atkinson Global Innovators Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Global Innovators Fund Return After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.05%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.09%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.80%

[1]	The Advisor has contractually agreed to reduce its fees and/or pay Fund expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, dividends on short positions and extraordinary expenses) in order to limit the Fund's Total Annual Operating Expenses to 1.55% through June 30, 2012. To the extent that the Advisor waives its fees and/or absorbs expenses to satisfy this cap, it may seek repayment of a portion or all of such amounts at any time within three fiscal years after the fiscal year in which such amounts were waived or absorbed, subject to the 1.55% expense cap
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.